United States Security and Exchange Commission


FORM 13F COVER PAGE

"Report for the Calendar Year to Quarter Ended: December, 31, 2001." Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			"Spero-Smith Investment Advisers, Inc."
Address:		3601 Green Road
			Suite 102
			"Cleveland, OH  44122"

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit is, that all " "information contained herein is true, correct and complete, " "and that it is understood that all required items, " "statements, schedules, lists, and tables, are " considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
"Signature, Place and Date of Signing:"

Denise Farkas	"Cleveland, Ohio"		Feb 13, 2002

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	"$83,943,000 "

                                     Title of               Value           Invst  Other   Voting Authority
Name of Issuer                        Class      Cusip    (x$1000) Shares    Disc  Mngrs     Sole  Shared  None

Intel Corp                             Com    458140100     3,932    125053  Sole            125053
General Electric                       Com    369604103     3,741     93333  Sole             93333
Microsoft Corp                         Com    594918104     3,053     46088  Sole             46088
Citigroup, Inc.                        Com    172967101     3,049     60396  Sole             60396
Progressive Ins                        Com    743315103     3,018     20217  Sole             20217
ExxonMobil                             Com    30231g102     2,911     74078  Sole             74078
American International Group           Com    026874107     2,874     36197  Sole             36197
Charter One Financial                  Com    160903100     2,856    105207  Sole            105207
Danaher                                Com    235851102     2,844     47155  Sole             47155
Johnson & Johnson                      Com    478160104     2,785     47123  Sole             47123
Medtronic, Inc.                        Com    585055106     2,740     53512  Sole             53512
Alcoa, Inc.                            Com    013817101     2,619     73679  Sole             73679
MBNA Corp                              Com    55262l100     2,545     72293  Sole             72293
Pfizer, Inc.                           Com    717081103     2,466     61891  Sole             61891
American Electric Power                Com    025537101     2,430     55822  Sole             55822
Amgen                                  Com    031162100     2,342     41489  Sole             41489
Kimberly-Clark Corp                    Com    494368103     2,306     38555  Sole             38555
Applied Materials                      Com    038222105     2,288     57050  Sole             57050
Sun Microsystems, Inc.                 Com    866810104     2,269    184472  Sole            184472
Fifth Third Bancorp                    Com    316773100     2,221     36215  Sole             36215
Cardinal Health, Inc.                  Com    14149y108     2,161     33423  Sole             33423
TRW, Inc.                              Com    872649108     2,110     56965  Sole             56965
Safeway, Inc.                          Com    786514208     2,027     48555  Sole             48555
FirstEnergy Corp                       Com    337932107     2,026     57933  Sole             57933
Universal Forest Products              Com    913543104     1,920     91741  Sole             91741
Omnicom Group                          Com    681919106     1,855     20761  Sole             20761
Precision Castparts Corp               Com    740189105     1,794     63505  Sole             63505
E M C Corp                             Com    268648102     1,695    126130  Sole            126130
Cisco Systems Inc                      Com    17275r102     1,679     92695  Sole             92695
Merck & Co, Inc.                       Com    589331107     1,582     26896  Sole             26896
Schlumberger Ltd                       Com    806857108     1,562     28421  Sole             28421
International Business Mach            Com    459200101      806       6659  Sole              6659
Tellabs, Inc.                          Com    879664100      780      52140  Sole             52140
Hon Industries                         Com    438092108      712      25760  Sole             25760
AT&T Wireless Group                    Com    00209a106      700      48714  Sole             48714
Grainger W.W. Inc                      Com    384802104      489      10185  Sole             10185
BP Plc                                 Com    055622104      462       9928  Sole              9928
Lucent Technologies                    Com    549463107      447      71136  Sole             71136
JDS Uniphase                           Com    46612j101      437      50375  Sole             50375
Verizon Communications                 Com    92343v104      429       9307  Sole              9307
Hewlett Packard                        Com    428236103      363      17670  Sole             17670
Lincoln Electric Holdings              Com    533900106      340      13925  Sole             13925
Automatic Data Processing              Com    053015103      325       5520  Sole              5520
Bristol-Meyers Squibb                  Com    110122108      300       5876  Sole              5876
SBC Communications                     Com    78387g103      292       7461  Sole              7461
Honeywell Intl, Inc.                   Com    438516106      246       7260  Sole              7260
JP Morgan Chase & Co.                  Com    46625h100      240       6602  Sole              6602
Key Corp                               Com    493267108      236       9685  Sole              9685
Second Bancorp, Inc.                   Com    813114105      230      10650  Sole             10650
Alltel Corp                            Com    020039103      205       3314  Sole              3314
Procter & Gamble Co.                   Com    742718109      204       2583  Sole              2583